Note 6 - Loans, Net of Allowance for Credit Losses (Details Textual) - Loans [member] - CAD ($)	Oct. 31, 2023	Oct. 31, 2022
Statement Line Items [Line Items]
Total financial assets	$ 3,850,404,000	$ 2,992,678,000
Financial assets that are individually determined to be impaired, fair value of collateral held and other credit enhancements	20,000,000
Financial assets impaired [member]
Statement Line Items [Line Items]
Total financial assets	$ 15,300,000	$ 279,000